UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/18_

Item 1. Schedule of Investments.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, May 31, 2018 (unaudited)
		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests 93.7%
Belgium 1.9%
Barco NV	Electronic Equipment, Instruments
	& Components	146,444	$18,146,462
Ontex Group NV	Personal Products	240,461	6,549,604
			24,696,066
Brazil 1.9%
Camil Alimentos SA	Food Products	6,991,600	14,869,354
Grendene SA	Textiles, Apparel & Luxury Goods	124,600	781,259
M. Dias Branco SA	Food Products	893,800	10,080,451
			25,731,064
Canada 4.4%
[a] Badger Daylighting Ltd	Construction & Engineering	745,100	16,774,382
Canaccord Genuity Group Inc	Capital Markets	2,919,100	14,463,705
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	104,100	4,393,137
Mullen Group Ltd	Energy Equipment & Services	927,600	10,724,279
The North West Co. Inc	Food & Staples Retailing	209,600	4,539,150
Shawcor Ltd	Energy Equipment & Services	398,100	7,936,191
			58,830,844
Colombia 1.1%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	4,505,400	14,673,758
Denmark 0.5%
[b] Nilfisk Holding AS	Machinery	134,877	6,143,483
Finland 3.8%
Amer Sports OYJ	Leisure Products	827,335	26,693,467
Huhtamaki OYJ	Containers & Packaging	566,505	23,112,328
			49,805,795
Germany 5.5%
Gerresheimer AG	Life Sciences Tools & Services	212,748	16,576,016
Grand City Properties SA.	Real Estate Management & Development	593,209	14,562,687
Jenoptik AG	Electronic Equipment, Instruments
	& Components	505,378	20,890,224
Rational AG	Machinery	11,450	7,161,002
[b] zooplus AG	Internet & Direct Marketing Retail	70,038	13,435,592
			72,625,521
Hong Kong 2.6%
Johnson Electric Holdings Ltd	Electrical Equipment	2,667,000	8,160,695
Techtronic Industries Co. Ltd	Household Durables	3,074,000	18,439,806
Value Partners Group Ltd	Capital Markets	8,730,000	7,824,605
			34,425,106
India 1.8%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	2,628,240	23,898,937
Italy 4.5%
Azimut Holding SpA	Capital Markets	357,392	5,805,209
Interpump Group SpA	Machinery	710,675	22,281,495
Technogym SpA	Leisure Products	2,076,691	24,325,071
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	101,380	6,636,740
			59,048,515

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Japan 12.2%
Asics Corp	Textiles, Apparel & Luxury Goods	1,016,900	$16,969,358
Bunka Shutter Co. Ltd	Building Products	981,400	8,918,949
Capcom Co. Ltd	Software	560,600	13,182,407
Dowa Holdings Co. Ltd	Metals & Mining	404,200	12,795,488
Idec Corp	Electrical Equipment	448,100	11,286,396
IDOM Inc	Specialty Retail	1,647,600	11,052,130
Kobayashi Pharmaceutical Co. Ltd	Personal Products	288,720	25,495,972
MEITEC Corp	Professional Services	136,600	6,301,236
Morita Holdings Corp	Machinery	331,000	6,670,186
Nihon Parkerizing Co. Ltd	Chemicals	470,400	6,993,863
Sumitomo Rubber Industries Ltd	Auto Components	179,100	3,003,515
TechnoPro Holdings Inc	Professional Services	172,600	11,181,530
Tsumura & Co	Pharmaceuticals	664,000	24,192,603
Zojirushi Corp	Household Durables	208,400	3,150,177
			161,193,810
Netherlands 1.3%
Aalberts Industries NV.	Machinery	126,578	6,194,011
Arcadis NV.	Construction & Engineering	538,176	10,896,492
			17,090,503
Norway 1.2%
Ekornes ASA	Household Durables	221,994	3,711,067
XXL ASA	Specialty Retail	1,307,975	11,829,028
			15,540,095
Poland 1.1%
CCC SA	Textiles, Apparel & Luxury Goods	190,535	14,059,494
South Korea 2.1%
BNK Financial Group Inc	Banks	1,715,645	15,136,736
DGB Financial Group Inc	Banks	1,326,636	12,711,712
			27,848,448
Spain 1.1%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	312,587	14,598,297
Sweden 2.5%
Cloetta AB, B	Food Products	2,066,372	6,758,471
[c] The Thule Group AB, Reg S	Leisure Products	1,083,860	26,919,190
			33,677,661
Switzerland 2.7%
Bucher Industries AG	Machinery	41,877	15,088,209
Logitech International SA.	Technology Hardware, Storage & Peripherals	284,880	11,580,372
Tecan Group AG	Life Sciences Tools & Services	36,010	8,510,757
			35,179,338
Taiwan 4.8%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	6,190,480	14,614,892
Giant Manufacturing Co. Ltd	Leisure Products	1,908,311	8,272,381
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	20,063,000	18,799,236
Merida Industry Co. Ltd	Leisure Products	1,652,000	7,051,119
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	5,166,000	14,607,916
			63,345,544

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Turkey 0.3%
Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	426,187	$4,588,185
United Kingdom 5.3%
Bellway PLC.	Household Durables	134,030	5,849,413
Bovis Homes Group PLC	Household Durables	403,711	6,759,400
Greggs PLC	Hotels, Restaurants & Leisure	756,705	10,622,577
Janus Henderson Group PLC	Capital Markets	583,933	18,037,690
Man Group PLC	Capital Markets	5,338,886	12,895,700
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	833,243	10,157,349
SIG PLC	Trading Companies & Distributors	3,574,324	6,352,793
			70,674,922
United States 31.1%
[b,d] Agrofresh Solutions Inc	Chemicals	2,565,252	18,136,332
Alamo Group Inc	Machinery	212,710	19,613,989
AllianceBernstein Holding LP	Capital Markets	935,365	26,517,598
[b] Boston Beer Inc., A	Beverages	52,140	13,235,739
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	303,450	26,433,529
[b] CommScope Holding Co. Inc	Communications Equipment	590,500	17,313,460
[a,b] Duluth Holdings Inc	Internet & Direct Marketing Retail	395,800	6,863,172
[b] Ferro Corp	Chemicals	1,017,340	20,814,776
[b] Freshpet Inc	Food Products	649,000	14,797,200
[b] Hibbett Sports Inc	Specialty Retail	231,590	6,125,556
Hillenbrand Inc	Machinery	557,050	25,986,382
Huntington Bancshares Inc	Banks	1,296,199	19,274,479
Hyster-Yale Materials Handling Inc	Machinery	178,800	11,925,960
Jones Lang LaSalle Inc	Real Estate Management & Development	104,700	17,145,672
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	1,303,510	18,900,895
LCI Industries	Auto Components	154,880	13,582,976
[b] Newpark Resources Inc	Energy Equipment & Services	517,940	5,619,649
[b] Patrick Industries Inc	Building Products	190,935	11,570,661
Simpson Manufacturing Co. Inc	Building Products	419,040	26,529,422
SpartanNash Co	Food & Staples Retailing	441,320	10,927,083
STORE Capital Corp	Equity Real Estate Investment Trusts (REITs)	469,000	12,569,200
[b] Texas Capital Bancshares Inc	Banks	63,570	6,124,970
[b] Trimas Corp	Machinery	531,950	15,213,770
[b] Tutor Perini Corp	Construction & Engineering	728,650	14,427,270
United Insurance Holdings Corp	Insurance	746,990	15,455,223
Winnebago Industries Inc	Automobiles	428,510	15,533,488
			410,638,451
Total Common Stocks and Other Equity
Interests (Cost $879,156,354)			1,238,313,837

Management Investment Companies (Cost
$8,090,317) 0.6%
United States 0.6%
iShares Russell 1000 ETF	Diversified Financial Services	53,000	8,004,590

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Preferred Stocks (Cost $8,434,507) 0.7%
Brazil 0.7%
[e] Alpargatas SA, 4.234%, pfd	Textiles, Apparel & Luxury Goods	2,605,650	$9,221,930
Total Investments before Short Term
Investments (Cost $895,681,178)			1,255,540,357

		Principal
		Amount

Short Term Investments 6.9%

U.S. Government and Agency Securities (Cost
$ 62,997,288) 4.8%
United States 4.8%
[f] FHLB, 6/01/18		$63,000,000	63,000,000

		Shares

Investments from Cash Collateral Received for Loaned
Securities (Cost $28,358,889) 2.1%
Money Market Funds 2.1%
United States 2.1%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 1.40% .		28,358,889	28,358,889
Total Investments (Cost $987,037,355)
101.9%			1,346,899,246
Other Assets, less Liabilities (1.9)%			(24,498,198)
Net Assets 100.0%			$1,322,401,048

See Abbreviations on page 8.

aA portion or all of the security is on loan at May 31, 2018.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2018, the value of this security was
$26,919,190, representing 2.0% of net assets.
dSee Note 4 regarding holdings of 5% voting securities.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

a. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Agrofresh Solutions Inc	—	2,565,252	—	2,565,252	$18,136,332	$—	$—	$(796,674)
JAKKS Pacific Inc	1,716,653	—	(1,716,653)	—	—	—	(18,385,553)	16,892,783
Total Affiliated Securities (Value is 1.4% of Net Assets)					$18,136,332	$—	$(18,385,553)	$16,096,109

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.40%	21,590,804	57,114,673	(50,346,588)	28,358,889	$28,358,889	$—	$—	$—

6. UPCOMING ACQUISITIONS/REORGANIZATION

On December 7, 2017, the Board for Templeton Foreign Smaller Companies Fund (Acquired Fund), a series of Templeton Global Investment Trust, approved a proposal to reorganize the Acquired Fund with and into the Fund. On May 11, 2018, shareholders of the Acquired Fund approved the proposal. Upon completion of the reorganization on June 1, 2018, the Fund acquired 100% of the Acquired Fund’s net assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of May 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,255,540,357	$—	$—	$1,255,540,357
Short Term Investments	28,358,889	63,000,000	—	91,358,889
Total Investments in Securities	$1,283,899,246	$63,000,000	$—	$1,346,899,246

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred stocks and management investment companies as well as other equity interests.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statement of Investments.

ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

By /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 26, 2018